Earnings per share	6 Months Ended
Jun. 30, 2014
Earnings per share :
Earnings per share
13. Earnings per share

	Six-month period ended June 30,
	2013			2014
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income	$ 45,138	-	-	$ 68,050	-	-

Less: Non-vested common stock dividends declared and undistributed earnings	(40)	-	-	(194)

Basic and diluted EPS Income attributable to common stockholders	$ 45,098	131,705,782	$ 0.34	$ 67,856	131,837,490	$ 0.51

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share for the six-months period ended June 30, 2013 and 2014. The non-vested participating restricted common stock were not included in the computation of diluted earnings per share because the effect is anti-dilutive.